Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Cost	$ 10,153.6	$ 9,968.2
Accumulated depreciation	(2,996.7)	(3,016.0)
Net book value	7,156.9	6,952.2
Vessels
Property Plant And Equipment [Line Items]
Cost	9,610.7	9,410.9
Accumulated depreciation	(2,805.6)	(2,830.4)
Net book value	6,805.1	6,580.5
Equipment and other
Property Plant And Equipment [Line Items]
Cost	542.9	557.3
Accumulated depreciation	(191.1)	(185.6)
Net book value	$ 351.8	$ 371.7